UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2008
                                                -------------------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------------
   This Amendment (Check only one.): [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:   Andreeff Equity Advisors, L.L.C.
        --------------------------------------------
        140 East St. Lucia Lane
        --------------------------------------------
        Santa Rosa Beach, FL 32459
        --------------------------------------------
        --------------------------------------------
        --------------------------------------------

Form 13F File Number:
28-                         11306
                           ---------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dane Andreeff
        --------------------------------------------
Title:    Managing Member
        --------------------------------------------
Phone:    (850) 622-3353
        --------------------------------------------

Signature, Place, and Date of Signing:




/s/ Dane Andreeff           Santa Rosa Beach, FL          February 4, 2009
-----------------------    ---------------------        ---------------------
    [Signature]               [City, State]                     [Date]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

List of Other Managers Reporting for this Manager: None



                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                -----------------------

Form 13F Information Table Entry Total:                  44
                                                -----------------------

Form 13F Information Table Value Total:                293,802
                                                -----------------------
                                                     (x thousand)


List of Other Included Managers:  NONE

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

COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
                                               VALUE       SHRS OR                   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP      (x $1000)    PRN AMT   SH/PRN PUT/CALL DISCRETION  MANAGERS     SOLE   SHARED   NONE


ANNALY CAP
MGMT INC            COM           035710409     1,587       100,000     SH            Sole                  100,000

ARDEA BIOSCIENCES
INC                 COM           03969P107    15,289     1,277,279     SH            Sole                1,277,279

AURIZON MINES LTD   COM           05155P106       819       252,057     SH            Sole                  252,057

BARRICK GOLD CORP   COM           067901108    15,627       425,000     SH            Sole                  425,000

BENIHANA INC        CL A          082047200     1,553       739,668     SH            Sole                  739,668

BENIHANA INC        COM           082047101     1,257       598,508     SH            Sole                  598,508

BROWN & BROWN INC   COM           115236101     1,568        75,000     SH            Sole                   75,000

CABELAS INC         COM           126804301     1,458       250,057     SH            Sole                  250,057

CAMECO CORP         COM           13321L108     7,892       457,500     SH            Sole                  457,500

CONOCOPHILLIPS      COM           20825C104    12,950       250,000     SH            Sole                  250,000

CROSS A T CO        CL A          227478104       759       272,904     SH            Sole                  272,904

DEPOMED INC         COM           249908104       321       194,291     SH            Sole                  194,291

DEUTSCHE BK AG      PS GOLD
LDN BRH             DL ETN        25154H749    24,422     1,350,000     SH            Sole                1,350,000

ELDORADO GOLD
CORP NEW            COM           284902103     7,960     1,001,306     SH            Sole                1,001,306

EOG RES INC         COM           26875P101    13,316       200,000     SH            Sole                  200,000

EVEREST RE GROUP
LTD                 COM           G3223R108     7,614       100,000     SH            Sole                  100,000

FAMOUS DAVES AMER
INC                 COM           307068106     1,235       425,912     SH            Sole                  425,912

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


COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
                                               VALUE       SHRS OR                   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP      (x $1000)    PRN AMT   SH/PRN PUT/CALL DISCRETION  MANAGERS     SOLE   SHARED   NONE


FIVE STAR QUALITY
CARE INC            COM           33832D106     1,070       699,532     SH            Sole                  699,532


FRANKLIN COVEY CO   COM           353469109     1,038       171,548     SH            Sole                  171,548

GEOKINETICS INC     COM PAR       372910307     4,044     1,637,114     SH            Sole                1,637,114
                    $0.01

GOLDCORP INC NEW    COM           380956409    18,918       600,000     SH            Sole                  600,000

HALLMARK FINL SVCS  COM NEW       40624Q203       140        16,000     SH            Sole                   16,000
INC EC

HEALTHCARE SVCS
GRP INC             COM           421906108     1,593       100,000     SH            Sole                  100,000

HILLTOP HOLDINGS
INC                 COM           432748101       974       100,000     SH            Sole                  100,000

HMS HLDGS CORP      COM           40425J101     1,734        55,000     SH            Sole                   55,000

HOLLY CORP          COM PAR       435758305       770        42,250     SH            Sole                   42,250
                    $0.01
INTERNATIONAL COAL
GRP INC N           COM           45928H106    19,237     8,363,699     SH            Sole                8,363,699


ION GEOPHYSICAL
CORP                COM           462044108     2,744       800,000     SH            Sole                  800,000

J ALEXANDERS CORP   COM           466096104     1,356       567,769     SH            Sole                  567,769

KINROSS GOLD CORP   COM NO PAR    496902404     4,145       225,000     SH            Sole                  225,000

NOBLE ENERGY INC    COM           655044105     9,844       200,000     SH            Sole                  200,000

NVIDIA CORP         COM           67066G104     4,035       500,000     SH            Sole                  500,000

OCCIDENTAL PETE
CORP DEL            COM           674599105    41,993       700,000     SH            Sole                  700,000

OMEGA HEALTHCARE
INVS INC            COM           681936100     7,187       450,000     SH            Sole                  450,000

OMEGA PROTEIN CORP  COM           68210P107       501       125,000     SH            Sole                  125,000

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


COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
                                               VALUE       SHRS OR                   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP      (x $1000)    PRN AMT   SH/PRN PUT/CALL DISCRETION  MANAGERS     SOLE   SHARED   NONE


PAN AMERICAN
SILVER CORP         COM           697900108    10,669       625,000     SH            Sole                  625,000

PORTFOLIO RECOVERY
ASSOCS IN           COM           73640Q105       784        23,159     SH            Sole                   23,159

RESEARCH IN
MOTION LTD          COM           760975102    10,145       250,000     SH            Sole                  250,000

SEACOR HOLDINGS
INC                 COM           811904101    13,330       200,000     SH            Sole                  200,000

SEAGATE TECHNOLOGY  SHS           G7945J104     2,215       500,000     SH            Sole                  500,000

SILVERLEAF RESORTS
INC                 COM           828395103     1,969     2,734,052     SH            Sole                2,734,052

TESORO CORP         COM           881609101       659        50,000     SH            Sole                   50,000

TEVA PHARMACEUTICAL ADR           881624209       851        20,000     SH            Sole                   20,000
INDS LTD

VALERO ENERGY CORP
NEW                 COM           91913Y100    16,230       750,000     SH            Sole                  750,000


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